Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Stock Options Activity

Details of stock options activity during the years ended December 31, 2011, 2012 and 2013 were as follows:

	Number of options	Weighted average exercise price per share	Weighted average remaining contractual term	Aggregate fair value
Balance as of January 1, 2011	1,004,861	2.13		1,253
Granted	120,000	1.74		123
Exercised	(77,387)	0.01		(307)
Forfeited	(28,141)	3.81		(78)

Balance as of December 31, 2011	1,019,333	5.32	8.0 years	1,880
Granted	1,300,000	1.37		799
Forfeited	(683,810)	4.04		(968)

Balance as of December 31, 2012	1,635,523	2.36	8.6 years	1,735
Granted	335,000	1.49		308
Forfeited	(425,000)	1.88		(347)

Balance as of December 31, 2013	1,545,523	2.30	8.1 years	1,696

Options exercisable at December 31, 2013	818,855	3.11	7.4 years	1,050

Schedule of Estimated Grant Date Fair Value of Share Options, Using Binomial Tree Option Pricing Model

The Company determined the estimated grant-date fair value of share options based on the Binomial Tree option-pricing model using the following assumptions:

	2011	2012	2013
Risk-free rate of return	2.35%	1.46%-2.30%	2.63%
Weighted average expected option life	10 years	10 years	10 years
Expected volatility rate	102.20%	96.90%-102.00%	95.26%
Dividend yield	0%	0%	0%

Schedule of Restricted Share Activity

Details of restricted stock unit activity during the years ended December 31, 2011, 2012 and 2013 were as follows:

	Number of restricted stock unit Granted	Grant-date fair value	Weighted average remaining contractual term
Balance as of January 1, 2011	353,265
Granted	—	—
Exercised	(1,069)
Forfeitures	(4,334)

Balance as of December 31, 2011	347,862		7.6 years
Granted	181,087	224
Exercised	(56,087)
Forfeitures	(327,601)

Balance as of December 31, 2012	145,261	200	9.45 years
Granted	978,276	1,502
Exercised	(118,276)
Forfeited	(200,000)

Balance as of December 31, 2013	805,261	1,340	9.76 years

Units vested as of December 31, 2013	20,261	69	5.83 years